Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets, net
Schedule of Intangible assets

	As of December
	31,	As of June 30,
	2021	2022
	RMB	RMB
Non-competed agreements	6,740	6,740
Trademarks	1,070	1,070
Total intangible assets	7,810	7,810
Less: Accumulated amortization	(2,158)	(2,158)
Impairment loss	(5,652)	(5,652)
Total intangible assets, net	—	—